2002 Annual Report





               MASSMUTUAL
               PARTICIPATION INVESTORS
               ------------------------------------------





                               [BACKGROUND PHOTO]






















                                                GROWTH STRENGTH DIVERSITY [LOGO]

                               [BACKGROUND PHOTO]

                         MassMutual Participation Investors
                         is a closed-end investment company,
                         first offered to the public over
                         a decade ago and is listed on the
                         New York Stock Exchange.

















MASSMUTUAL                     ADVISER
PARTICIPATION INVESTORS        David L. Babson & Company Inc.,
1500 Main Street, Suite 1100   a member of the MassMutual
Springfield, MA 01115          Financial Group
(413) 226-1516                 1500 Main Street
www.massmutual.com/mpv         Springfield, MA 01115




AUDITOR                        TRANSFER AGENT & REGISTRAR
Deloitte & Touche LLP          Shareholder Financial Services, Inc.
New York, NY 10281             P.O. Box 173673
                               Denver, CO 80217
CUSTODIAN                      1-800-647-7374
Citibank, N.A.
New York, NY 10043

                                                                          MPV
                                                                          Listed
                                                                          NYSE

                                              MASSMUTUAL PARTICIPATION INVESTORS

               INVESTMENT OBJECTIVE AND POLICY
               ------------------------------------------


MassMutual Participation Investors (the "Trust"), a diversified closed-end investment company, was offered to the public in October 1988 and its shares are listed on the New York Stock Exchange. The share price of Participation Investors can be found in the financial section of most newspapers as "MassPrt" or "MassMuPrt" under the New York Stock Exchange listings. The Trust's New York Stock Exchange trading symbol is "MPV".

The investment objective of the Trust is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust's principal investments are privately placed, below-investment grade, long-term corporate debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

David L. Babson & Company Inc. manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. All registered shareholders are automatically enrolled in the Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

In this report you will find a complete listing of the Trust's holdings. We encourage you to read this section carefully for a better understanding of the Trust. We cordially invite all shareholders to attend the MassMutual Participation Investors Annual Meeting of Shareholders, which will be held on April 11, 2003 at 1:00 P.M. in Springfield, Massachusetts.

                                                                         [PHOTO]

                  [PHOTO OF CHAIRMAN              LEFT TO RIGHT:
                   AND PRERSIDENT]                Robert E. Joyal, CFA President
                                                  Stuart H. Reese, CFA Chairman
--------------------------------------------------------------------------------



Accumulated value of $100 reinvested in MassMutual
Participation Investors vs. the average of stocks and bonds

[LINE CHART APPEARS HERE]

Hypothetical value of $100 invested 01/01/91


                                         01/91   1991   1992   1993   1994   1995   1996   1997   1998   1999   2000   2001   2002

MassMutual Participation Investors(1)

S&P Industrial Index(2)

25% S&P Industrial Index and
75% Lehman Brothers Government/
Credit Bond Index

Lehman Brothers Government/
Credit Bond Index(3)

1 The Trust's return reflects change in the net asset value per share assuming reinvestment of all distributions. Past performance is no indicator of future results.

2 The S&P Industrial Index is a capitalization-weighted index of stocks designed to measure the performance of the industrial sector of the Standard and Poor's 500 Index(R) (the S&P 500 Index(R) minus financials, utilities and transportation stocks). The index does not incur expenses and cannot be purchased directly by investors.

3 The Lehman Brothers Government/Credit Bond Index (formerly Lehman Brothers Government/Corporate Bond Index) is an unmanaged measure of major U.S. Government and investment grade corporate bonds with more than one year remaining until the scheduled payment of principal. The index does not incur expenses and cannot be purchased directly by investors.

                                              MASSMUTUAL PARTICIPATION INVESTORS

               TO OUR SHAREHOLDERS
               ------------------------------------------


I am pleased to share with you MassMutual Participation Investors' (the "Trust") Annual Report covering the year ended December 31, 2002. This past year was, once again, a challenging one at all levels. The economy was soft, as corporate and accounting scandals ran rampant, unemployment rose and concerns about additional terrorism or possible war in the Middle East affected the market's performance. Investor confidence was down, as the S&P 500 declined for the third year in a row and the fixed income market suffered a large number of defaults and a record number of credit downgrades. Interest rates were the lowest we had seen in nearly 40 years. These challenging factors added up to create seemingly endless volatility and a most difficult environment for the small to mid-sized companies in which the Trust traditionally invests.

The year closed with the S&P 500 Index down 22.1%, the NASDAQ down 31.13% and the Dow Jones Industrial Average down 14.98% for the year. On a positive note, inflation continued to be low, as did interest rates. The low rates helped the Lehman Brothers Government/Credit Bond Index achieve an increase of 11.04% for the year.

The economy continued to affect Initial Public Offering (IPO) activity throughout 2002, as it did in 2001. IPO volume numbered just 83 deals,* a two-decade low, due to skepticism that new offerings would generate strong earnings in such a difficult market.The third quarter in particular experienced little action, with only seven companies brought to the public market, the lowest number of new offerings in a quarter in twenty-two years.

The first half of the year was also quiet for leveraged buyouts. However, because valuations were low, the buyout market sat ready for an increase in activity. We started to see this increase during the fourth quarter and we expect that increased deal flow will continue into 2003.

*Source: The Wall Street Journal, January 2, 2003.

The Trust ended the year with an annual total rate of return of 5.70%, as measured by the change in the net asset value with reinvested dividends. These results compare favorably to the average of the S&P 500 Index at negative 22.10% and the Lehman Brothers Government/Credit Bond Index at a positive 11.04%.

[PHOTO]                           LEFT TO RIGHT:
                                  Clifford M. Noreen, Vice President,
                                  Roger W. Crandall, CFA, Vice President,
                                  Stephen L. Kuhn, Vice President and Secretary, Charles C. McCobb, CFA,
                                  Vice President and Chief Financial Officer
--------------------------------------------------------------------------------

Although 2002 was a particularly difficult year, it was not unlike the early 1990's, when we saw a major downturn followed by a decade of growth in the economy and the Trust. Our experience through other challenging times shows us the way - and brings home to us the fundamental beliefs with which we manage the Trust on a daily basis. We believe in dealing with ethical, professional people who are committed to success. We believe in investing in companies with a strong business proposition, good cash flow and talented, experienced management and we believe in diversifying our investments over a wide range of industries and issuers. These beliefs and our goals for the Trust do not change with the economic environment, but enable us to select the best investments available in order to take advantage of future market potential. We believe the current market presents an excellent opportunity for us to build the strength of the Trust, and position it for continued success in the future.

The Trust ended the year with an annual total rate of return of 5.70%, as measured by the change in the net asset value with reinvested dividends. These results compare favorably to the average of the S&P 500 Index at negative 22.10% and the Lehman Brothers Government/Credit Bond Index at a positive 11.04%. The Trust's total net assets as of the end of 2002 were $83,586,663. Although the Trust continued to report good relative performance, the Board of Trustees did find it necessary to reduce the quarterly dividend to 20 cents per share to bring it more in line with the current earnings level of the portfolio. The net asset value per share of the Trust decreased slightly in 2002 to $8.78 from $9.12 at December 31, 2001.

Total Annual Return (as of 12/31 each year)

[BAR CHART APPEARS HERE]

MassMutual Participation       10.91       4.77       8.11       3.41       5.70
Investors (Based on change
in the net asset value with
reinvested dividends)

S&P Industrial Index           33.77      25.89     -16.26     -11.67     -23.51

Lehman Brothers Government/     9.46      -2.15      11.84       8.50      11.04
Credit Bond Index*


                                1998       1999       2000       2001       2002

*Formerly Lehman Brothers Government/Corporate Bond Index

                                              MASSMUTUAL PARTICIPATION INVESTORS

             Officers of the Trust (LEFT TO RIGHT):           [PHOTO]
      Richard C. Morrison, Michael P. Hermsen, CFA,
Michael L. Klofas, CFA, Richard E. Spencer, II, CFA
--------------------------------------------------------------------------------


Overall, the Trust closed 12 private placement transactions in 2002, including 10 new investments: Ames True Temper, Beacon Medical Products, C&M Conveyor, Eagle Window & Door Holdings, Mustang Ventures Company, Nyloncraft, Inc., PHI Holding, Sabex 2002, Selig Acquisition and Shelter Acquisition and 2 additions:
Moss, Inc. and Tidewater Holdings to current positions.

Below are some of the descriptions of the new holdings in the portfolio:


Beacon Medical Products, a designer, manufacturer and marketer of medical air and gas distribution systems.

C&M CONVEYOR, INC., a manufacturer and supplier of material handling systems to the corrugated sheet and container industry.

EAGLE WINDOW & DOOR HOLDINGS CO., a manufacturer of wood and aluminum-clad wood windows and doors.

NYLONCRAFT, INC., a supplier of engineered plastic components for the automotive industry.

SELIG ACQUISITION CORPORATION, a manufacturer of container sealing materials for bottles used in consumer products.

You will find details of all the Trust's holdings in the Consolidated Schedule of Investments.

Although we see signs that the economy is improving, we do not believe that a dramatic change will take place over the next twelve months. In the meantime, the Trust will continue to look at the current economic environment as an opportune time to invest.

                                              MASSMUTUAL PARTICIPATION INVESTORS

               THE OUTLOOK FOR 2003
               ------------------------------------------



Although we see signs that the economy is improving, we do not believe that a dramatic change will take place over the next twelve months. In the meantime, the Trust will continue to look at the current economic environment as an opportune time to invest. Prices are attractive and leverage is lower leading to issuers having more conservative capital structures. By following our fundamental beliefs and continuing our disciplined approach to investing, we believe that the Trust is well-positioned to take advantage of a future upturn in the economy.

Sincerely,


/s/ Robert Joyal

Robert Joyal
President


Tax Information

2002               Record        Net Investment      Short-Term         Tax
Dividends           Date             Income            Gains           Effect
------------------------------------------------------------------------------
Regular            5/03/02           0.2400               -
                   8/01/02           0.2200               -
                  10/31/02           0.2000               -
                  12/31/02           0.2000               -
------------------------------------------------------------------------------
Total Dividends                      0.8600               -            $0.86

The Trust did not have net long-term capital gains in 2002.

                      Qualified for Dividend           Interest Earned on
Annual Dividend         Received Deduction*            Gov't. Obligations
Amount per Share    Percent    Amount per Share    Percent    Amount per Share
------------------------------------------------------------------------------
$0.86               2.50953%       0.021582         0.00%         0.0000

*Not available to individual shareholders

               FINANCIAL REPORT
               ------------------------------------------

             Consolidated Statements of Assets and Liabilities     8
             -------------------------------------------------------

             Consolidated Statements of Operations                 9
             -------------------------------------------------------

             Consolidated Statements of Cash Flows                10
             -------------------------------------------------------

             Consolidated Statements of Changes in Net Assets     11
             -------------------------------------------------------

             Consolidated Selected Financial Highlights           12
             -------------------------------------------------------

             Consolidated Schedule of Investments              13-32
             -------------------------------------------------------

             Notes to Consolidated Financial Statements        33-35
             -------------------------------------------------------

             Interested Trustees                                  36
             -------------------------------------------------------

             Independent Trustees                                 37
             -------------------------------------------------------

             Officers of the Trust                             38-39
             -------------------------------------------------------

             Independent Auditors' Report                         40
             -------------------------------------------------------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 AND 2001

                                                                                    2002                  2001
ASSETS:
Investments
  (See Consolidated Schedule of Investments)
  Corporate restricted securities at fair value
    (Cost 2002 - $107,271,334; 2001 - $108,415,538)                            $  89,035,213         $  92,135,256
  Corporate public securities at market value
    (Cost 2002 - $13,283,372; 2001 - $15,591,639)                                  8,418,849            10,473,252
  Short-term securities at cost plus earned discount which
    approximates market value                                                      7,757,283             4,955,535
------------------------------------------------------------------------------------------------------------------
                                                                                 105,211,345           107,564,043
Cash                                                                                 580,444             1,467,903
Interest and dividends receivable, net                                             1,889,730             2,381,721
Receivable for investments sold                                                      636,540               136,876
------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                               $ 108,318,059         $ 111,550,543

LIABILITIES:
Dividend payable                                                               $   1,904,211         $   2,266,718
Payable for investments purchased                                                         --               250,000
Management fee payable                                                               188,495               194,009
Note payable                                                                      12,000,000            12,000,000
Revolving Credit Agreement                                                        10,500,000            10,500,000
Interest payable                                                                     108,455               195,165
Accrued expenses                                                                      30,235                52,398
------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                             24,731,396            25,458,290
------------------------------------------------------------------------------------------------------------------

NET ASSETS:
Common shares, par value $.01 per share; an unlimited number authorized               95,211                94,447
Additional paid-in capital                                                        88,108,872            87,375,310
Retained net realized gain on investments, prior years                            19,858,001            19,858,001
Undistributed net investment income                                                  663,979               580,884
Undistributed net realized loss on investments                                    (2,038,756)             (417,720)
Net unrealized depreciation of investments                                       (23,100,644)          (21,398,669)
------------------------------------------------------------------------------------------------------------------
    TOTAL NET ASSETS                                                              83,586,663            86,092,253
------------------------------------------------------------------------------------------------------------------

    TOTAL LIABILITIES AND NET ASSETS                                           $ 108,318,059         $ 111,550,543
==================================================================================================================

COMMON SHARES ISSUED AND OUTSTANDING                                               9,521,055             9,444,657
==================================================================================================================

NET ASSET VALUE PER SHARE                                                      $        8.78         $        9.12
==================================================================================================================

See Notes to Consolidated Financial Statements.

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                     2002                  2001
INVESTMENT INCOME:
Interest                                                                       $  10,108,401         $  10,929,079
Dividends                                                                            205,484               319,094
------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME                                                       10,313,885            11,248,173
------------------------------------------------------------------------------------------------------------------

EXPENSES:
Management fees                                                                      793,994               807,835
Trustees' fees and expenses                                                           82,203                90,122
Transfer agent/registrar's expenses                                                   24,000                17,900
Interest                                                                             943,976             1,335,507
Reports to shareholders                                                               93,000                84,100
Audit and legal                                                                       94,500                51,965
Other                                                                                 25,396                53,286
------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES                                                                 2,057,069             2,440,715
------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (2002 - $.87 PER SHARE; 2001 - $.93 PER SHARE)               8,256,816             8,807,458
==================================================================================================================

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments                                                  (1,621,036)             (624,225)
Net change in unrealized depreciation of investments                              (1,701,975)           (5,153,239)
------------------------------------------------------------------------------------------------------------------
    NET LOSS ON INVESTMENTS                                                       (3,323,011)           (5,777,464)
------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $   4,933,805         $   3,029,994
==================================================================================================================

See Notes to Consolidated Financial Statements.

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001


                                                                                     2002                  2001
NET (DECREASE) INCREASE IN CASH:
Cash flows from operating activities:
  Interest and dividends received                                              $  10,123,697         $  10,584,570
  Interest expense paid                                                           (1,030,686)           (1,383,049)
  Operating expenses paid                                                         (1,140,770)           (1,439,803)
------------------------------------------------------------------------------------------------------------------
    NET CASH PROVIDED BY OPERATING ACTIVITIES                                      7,952,241             7,761,718
------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Purchases/Proceeds/Maturities from short-term portfolio securities, net         (2,683,414)            3,182,782
  Purchases of portfolio securities                                              (36,321,193)          (24,267,421)
  Proceeds from disposition of portfolio securities                               37,966,809            27,195,524
------------------------------------------------------------------------------------------------------------------
    NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES                          (1,037,798)            6,110,885
------------------------------------------------------------------------------------------------------------------
    NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES                        6,914,443            13,872,603
------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Increase in receipts for shares issued on reinvestment of dividends                723,915             1,154,678
  Cash dividends paid from net investment income                                  (8,525,817)           (9,013,576)
  Cash dividends paid from net realized gain on investments                               --            (5,133,032)
------------------------------------------------------------------------------------------------------------------
    NET CASH USED FOR FINANCING ACTIVITIES                                        (7,801,902)          (12,991,930)
------------------------------------------------------------------------------------------------------------------

Net (decrease) increase in cash                                                     (887,459)              880,673
Cash - beginning of year                                                           1,467,903               587,230
------------------------------------------------------------------------------------------------------------------
CASH - END OF YEAR                                                             $     580,444         $   1,467,903
==================================================================================================================

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $   4,933,805         $   3,029,994
------------------------------------------------------------------------------------------------------------------
  Decrease in investments                                                          2,352,698            10,052,279
  Decrease in interest and dividends receivable, net                                 491,991               240,840
  (Increase) decrease in receivable for investments sold                            (499,664)            1,044,521
  Decrease in payable for investments purchased                                     (250,000)             (112,894)
  Decrease in management fee payable                                                  (5,514)               (8,204)
  Decrease in interest payable                                                       (86,710)              (47,542)
  Decrease in accrued expenses                                                       (22,163)              (28,242)
  Decrease in accounts payable                                                            --              (298,149)
------------------------------------------------------------------------------------------------------------------
    TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                                1,980,638            10,842,609
------------------------------------------------------------------------------------------------------------------
    NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES                    $   6,914,443         $  13,872,603
==================================================================================================================

See Notes to Consolidated Financial Statements.

                                              MASSMUTUAL PARTICIPATION INVESTORS

Consolidated Statements of Changes in Net Assets
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                     2002                  2001
DECREASE IN NET ASSETS:
Operations:
  Net investment income                                                        $   8,256,816         $   8,807,458
  Net realized loss on investments                                                (1,621,036)             (624,225)
  Net change in unrealized depreciation of investments                            (1,701,975)           (5,153,239)
------------------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                             4,933,805             3,029,994


  Net increase in shares of beneficial interest transactions                         723,915             1,154,678


Dividends to shareholders from:
  Net investment income (2002 - $.86 per share; 2001-$.96 per share)              (8,163,310)           (9,040,425)
------------------------------------------------------------------------------------------------------------------
  TOTAL DECREASE IN NET ASSETS                                                    (2,505,590)           (4,855,753)


NET ASSETS, BEGINNING OF YEAR                                                     86,092,253            90,948,006
------------------------------------------------------------------------------------------------------------------


NET ASSETS, END OF YEAR (INCLUDING UNDISTRIBUTED NET
  INVESTMENT INCOME IN 2002 - $663,979; 2001 - $580,884)                       $  83,586,663         $  86,092,253
==================================================================================================================

See Notes to Consolidated Financial Statements.

Consolidated Selected Financial Highlights
SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING:

                                                                  For the years ended December 31,
                                  2002      2001      2000      1999      1998       1997       1996      1995      1994      1993
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value:
  Beginning of year              $ 9.12    $ 9.75    $10.40    $11.33    $ 11.52    $ 10.54    $10.34    $ 8.84    $ 9.13    $ 8.58
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income              0.87      0.93      1.00      0.97       0.97       0.87      0.76      0.73      0.66      0.68
Net realized and
  unrealized (loss)
  gain on investments             (0.35)    (0.61)    (0.14)    (0.53)     (0.02)      1.13      0.42      1.50     (0.30)     0.57
-----------------------------------------------------------------------------------------------------------------------------------

Total from investment
  operations                       0.52      0.32      0.86      0.44       0.95       2.00      1.18      2.23      0.36      1.25
-----------------------------------------------------------------------------------------------------------------------------------

Dividends from net
  investment income to
  common shareholders             (0.86)    (0.96)    (0.96)    (0.96)     (0.96)     (0.83)    (0.78)    (0.73)    (0.65)    (0.69)

Dividends from net
  realized gain on
  investments to
  common shareholders                --        --     (0.55)    (0.41)     (0.18)     (0.19)    (0.20)       --        --        --

Distributions from
  return of capital to
  common shareholders                --        --        --        --         --         --        --        --        --     (0.01)

Change from issuance
  of shares                          --      0.01        --        --         --         --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions               (0.86)    (0.95)    (1.51)    (1.37)     (1.14)     (1.02)    (0.98)    (0.73)    (0.65)    (0.70)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value: End
  of year                        $ 8.78    $ 9.12    $ 9.75    $10.40    $ 11.33    $ 11.52    $10.54    $10.34    $ 8.84    $ 9.13
-----------------------------------------------------------------------------------------------------------------------------------
Per share market
  value: End of year             $ 9.40    $ 9.10    $10.94    $10.25    $ 12.00    $ 11.63    $ 9.25    $ 9.13    $ 7.38    $ 8.00
===================================================================================================================================

Total investment return
  Market value                    12.58%    (8.02)%   22.91%    (2.30)%    15.82%     43.05%    15.40%    34.65%     0.35%    17.67%
  Net asset value                  5.70%     3.41%     8.11%     4.77%     10.91%     24.10%    14.60%    26.11%     4.02%    15.01%

Net assets (in millions):
  End of year                    $83.59    $86.09    $90.95    $97.01    $105.20    $106.16    $97.15    $95.29    $81.43    $84.11

Ratio of operating expenses
  to average net assets            1.27%     1.22%     1.28%     1.25%      1.16%      1.12%     1.11%     1.28%     1.25%     1.26%

Ratio of interest expense
  to average net assets            1.08%     1.47%     1.54%     1.38%      1.35%      0.93%     0.85%     0.43%       --        --

Ratio of total expenses
  to average net assets            2.35%     2.69%     2.82%     2.63%      2.51%      2.05%     1.96%     1.71%     1.25%     1.26%

Ratio of net investment income
  to average net assets            9.42%     9.70%     9.20%     8.70%      8.16%      7.59%     7.18%     7.56%     7.30%     7.66%

Portfolio turnover                35.32%    21.58%    55.97%    66.17%     54.53%     70.88%    68.48%    59.27%    51.42%    34.28%

See Notes to Consolidated Financial Statements.

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES - 106.52%: (A)                       or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
PRIVATE PLACEMENT INVESTMENTS - 101.33%
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and counter tops for houses and recreational vehicles.

12.5% Subordinated Note due 2010                                        $    1,125,000     2/29/00    $    992,049    $  1,158,750
Warrant, exercisable until 2010, to purchase
  common stock at $.02 per share (B)                                          192 shs.     2/29/00         162,931          16,558
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,154,980       1,175,308
----------------------------------------------------------------------------------------------------------------------------------

ADVENTURE ENTERTAINMENT CORPORATION
An owner and operator of themed family entertainment centers

19% Senior Subordinated Note due 2004 (B)                               $      103,524     12/9/99         103,524          10,353
----------------------------------------------------------------------------------------------------------------------------------

ALPHA SHIRT COMPANY
A domestic distributor of imprintable apparel and other related items.

12% Senior Subordinated Note due 2007                                   $    1,684,300     4/30/99       1,524,202       1,717,984
Common Stock (B)                                                              561 shs.     4/30/99         561,150       1,107,037
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                          305 shs.     4/30/99         235,802         601,997
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,321,154       3,427,018
----------------------------------------------------------------------------------------------------------------------------------

AMERICA'S BODY CO., INC. /LCP HOLDING CO.
A designer and manufacturer of commercial work vehicles

12% Senior Subordinated Note due 2007                                   $    1,750,000     11/2/98       1,580,190       1,575,000
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                           29 shs.     11/2/98         256,667            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,836,857       1,575,000
----------------------------------------------------------------------------------------------------------------------------------

AMES TRUE TEMPER GROUP
A leading manufacturer and distributor of non-powered lawn and garden tools and accessories in North America.

13% Senior Subordinated Note due 2010                                   $    1,000,000     1/14/02         997,343       1,018,765
10% Preferred Stock                                                            85 shs.     2/28/02          85,286          82,995
Class A Common Stock (B)                                                    1,114 shs.     2/28/02           1,114             892
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                        2,657 shs.     1/14/02           2,657              27
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,086,400       1,102,679
----------------------------------------------------------------------------------------------------------------------------------

BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer of medical air and gas distribution systems.

Senior Secured Floating Rate Revolving Credit Facility due 2007         $       35,913      4/9/02          35,913          35,591
Senior Secured Tranche A Floating Rate Note due 2008                    $      647,604      4/9/02         647,604         647,604
12% Senior Secured Note due 2010                                        $      412,112      4/9/02         342,775         413,496
Limited Partnership Interest of Riverside Capital
  Appreciation Fund IV L.P. (B)                                             1.31% int.      4/9/02          87,045          69,636
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                          794 shs.      4/9/02          72,856               8
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,186,193       1,166,335
----------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A)continued                        or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
BETA BRANDS, INC. - T.S.E.
A manufacturer of hard candy and chocolate-coated products sold primarily to the Canadian market.

Senior Secured Tranche A Floating Rate Note due 2004 (B)                $    1,063,706    12/23/97    $  1,063,705    $    265,926
17.75% Senior Secured Tranche B Note due 2005 (B)                       $      401,412    12/23/97         401,411         100,353
Preference Shares (B)                                                     179,815 shs.     2/14/02               2            --
Limited Partnership Interest of CM Equity Partners (B)                      3.13% int.    12/22/97         416,215            --
Warrant, exercisable until 2005, to purchase
  common stock at $.81 per share (B)                                      107,267 shs.    12/23/97            --              --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,881,333         366,279
----------------------------------------------------------------------------------------------------------------------------------

BETTER MINERALS & AGGREGATES
A producer of high grade industrial and specialty silica sands

14% Redeemable Preferred Stock                                                499 shs.     9/30/99         272,912          73,851
Convertible Preferred Stock Series A and B, convertible
  into common stock at $9.26 per share (B)                                 62,997 shs.    12/19/96         583,300            --
Common Stock (B)                                                           10,013 shs.     9/30/99         399,505            --
Warrants, exercisable until 2005 and 2010, to
  purchase common stock at $.01 per share (B)                               5,700 shs.           *          64,247            --
----------------------------------------------------------------------------------------------------------------------------------
*12/19/96 and 9/30/99.                                                                                   1,319,964          73,851
----------------------------------------------------------------------------------------------------------------------------------

C & K FINANCING COMPANY LLC
A holding company formed to hold C & K manufacturing

8% Senior Note due 2004                                                 $       33,816    12/24/02          33,816          16,908
----------------------------------------------------------------------------------------------------------------------------------

C & M CONVEYOR, INC.
A manufacturer and supplier of material handling systems to the corrugated sheet and container industry.

9.5% Senior Secured Term Note due 2007                                  $      704,819     9/13/02         704,819         694,218
11% Senior Subordinated Note due 2010                                   $      478,916     9/13/02         445,497         469,821
Common Stock (B)                                                          180,723 shs.     9/13/02         180,723         144,578
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                       78,386 shs.     9/13/02          34,428             784
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,365,467       1,309,401
----------------------------------------------------------------------------------------------------------------------------------

CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the retail and food service markets.

8% Junior Subordinated Convertible Note due 2004,
  convertible into partnership points at $1,388.89 per point            $       54,054     9/29/95          54,054          56,427
Warrant, exercisable until 2006, to purchase
  partnership points at $.01 per point (B)                                     19 pts.     9/29/95          25,130            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            79,184          56,427
----------------------------------------------------------------------------------------------------------------------------------

CAPESUCCESS LLC
A provider of diversified staffing services

Common Stock (B)                                                            2,938 shs.     4/29/00          16,156             808
Preferred Membership Interests (B)                                            806 int.     4/29/00           3,598             180
Common Membership Interests (B)                                            10,421 int.     4/29/00          46,706           2,332
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            66,460           3,320
----------------------------------------------------------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A)continued                        or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
CAPITOL SPECIALTY PLASTICS, INC
A producer of desiccant strips used for packaging pharmaceuticals products.

Common Stock (B)                                                               55 shs.           *    $        252    $        201
----------------------------------------------------------------------------------------------------------------------------------
*12/30/97 and 5/29/99.
----------------------------------------------------------------------------------------------------------------------------------

CHAPARRAL RESOURCES, INC. - O.T.C
An international oil and gas exploration and production company

Common Stock (B)                                                               41 shs.     12/3/97           1,599              37
----------------------------------------------------------------------------------------------------------------------------------

COINING CORPORATION OF AMERICA
A manufacturer of close tolerance parts and metal stampings

Senior Secured Floating Rate Revolving Credit Facility due 2006         $       24,692      1/7/02          24,692          24,136
Senior Secured Floating Rate Tranche A Note due 2007                    $      740,741     6/26/01         740,741         719,911
12% Senior Secured Tranche B Note due 2008                              $      370,370     6/26/01         331,307         374,233
Limited Partnership Interest (B)                                              185 shs.     6/26/01         185,185         148,148
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                       61,163 shs.     6/26/01          45,370             612
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,327,295       1,267,040
----------------------------------------------------------------------------------------------------------------------------------

COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders and accessories

12.5% Senior Subordinated Note due 2008                                 $      843,750     9/22/00         726,997         819,584
28% Preferred Stock                                                            38 shs.     11/2/01          37,500          37,087
Common Stock (B)                                                              756 shs.     9/22/00         281,250         253,124
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                          446 shs.     9/22/00         140,625               4
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,186,372       1,109,799
----------------------------------------------------------------------------------------------------------------------------------

CONSUMER PRODUCT ENTERPRISES, INC
A manufacturer of colored acrylic felt for consumer use

Senior Secured Floating Rate Revolving Credit Note due 2003             $      176,870     12/8/95         176,870          70,748
10.75% Senior Secured Term Note due 2003                                $      206,815     12/8/95         206,815          82,726
Senior Secured Floating Rate Term Note due 2003                         $      103,815     12/8/95         103,815          41,526
12% Senior Subordinated Note due 2005                                   $      400,287     12/8/95         390,758          80,057
Common Stock (B)                                                           92,280 shs.     12/8/95          92,280            --
Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                                       69,210 shs.     12/8/95          25,426            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           995,964         275,057
----------------------------------------------------------------------------------------------------------------------------------

CONTICO INTERNATIONAL, INC
A developer, manufacturer and marketer of consumer, commercial and industrial plastic products.

12% Senior Subordinated Note due 2003                                   $      100,000     3/23/93         100,000         100,842
----------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A)continued                        or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products

12% Senior Subordinated Note due 2007                                   $    2,045,455           *    $  1,942,033    $  1,860,353
Common Stock (B)                                                               30 shs.           *          51,136          30,683
Limited Partnership Interest (B)                                           10.23% int.           *         151,817          91,091
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                           97 shs.           *         157,343         100,241
----------------------------------------------------------------------------------------------------------------------------------
*3/5/99 and 3/24/99.                                                                                     2,302,329       2,082,368
----------------------------------------------------------------------------------------------------------------------------------

DELSTAR HOLDINGS CORP.
A manufacturer of plastic netting for a wide variety of industries

Convertible Preferred Stock, convertible into
  common stock at $12.16 per share (B)                                      1,758 shs.     10/5/01         213,691             171
----------------------------------------------------------------------------------------------------------------------------------

DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler, and distributor of industrial magnets and subassemblies in North America and Europe.

12% Senior Subordinated Note due 2006                                   $      652,174     7/19/01         565,904         625,538
Common Stock (B)                                                              310 shs.     7/19/01         309,783         216,846
Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                                          157 shs.     7/19/01         132,677               2
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,008,364         842,386
----------------------------------------------------------------------------------------------------------------------------------

DHD HEALTHCARE, INC.
A designer, manufacturer, and distributor of plastic, non-invasive medical devices used for respiratory care.

Senior Secured Floating Rate Tranche A Note due 2008                    $      663,281      2/8/01         663,281         665,661
12% Senior Secured Tranche B Note due 2009                              $      257,812      2/8/01         220,982         264,877
Limited Partnership Interest of Riverside Capital
  Appreciation Fund III LP (B)                                              1.56% int.      2/8/01          93,656          74,925
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                          530 shs.      2/8/01          46,875               5
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,024,794       1,005,468
----------------------------------------------------------------------------------------------------------------------------------

DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive security systems, audio products and installation accessories.

12% Senior Subordinated Note due 2007                                   $    1,776,307    12/22/99       1,613,251       1,811,834
8% Convertible Class B Subordinated
  Promissory Note due 2008                                              $       47,352    12/22/99          47,150          48,644
Class B Common Stock (B)                                                   13,816 shs.    12/22/99         138,157         124,342
Limited Partnership Interest                                                4.61% int.    12/22/99         285,492         256,944
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                       23,958 shs.    12/22/99         219,078             240
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,303,128       2,242,004
----------------------------------------------------------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A)continued                        or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
DIVERSCO, INC. / DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance services and temporary production labor to industrial customers.

Membership Interests of MM/Lincap
  Diversco Investments Ltd. LLC (B)                                        13.57% int.     8/27/98    $    366,495    $       --
Preferred Stock (B)                                                         1,639 shs.    12/14/01       1,392,067         556,826
Warrants, exercisable until 2011, to purchase
  common stock of DHI Holdings, Inc. at $.01 per share (B)                  6,676 shs.           *         201,655            --
----------------------------------------------------------------------------------------------------------------------------------
*10/24/96 and 8/28/98.                                                                                   1,960,217         556,826
----------------------------------------------------------------------------------------------------------------------------------

DT INDUSTRIES, INC.
A designer and manufacturer of automated production systems used to assemble, test or package industrial and consumer products.

7.16% Convertible Preferred Stock, convertible into
common stock at $14 per share (B)                                          10,000 shs.     6/12/97         500,000         200,000
----------------------------------------------------------------------------------------------------------------------------------

EAGLE WINDOW & DOOR HOLDINGS CO.
A manufacturer of wood and aluminum-clad wood windows and doors

12% Senior Subordinated Note due 2010                                   $    1,000,000      5/6/02         856,448       1,026,010
Common Stock (B)                                                              125 shs.      5/6/02         125,000         112,500
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                          232 shs.      5/6/02         150,000               2
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,131,448       1,138,512
----------------------------------------------------------------------------------------------------------------------------------

EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests in other entities.

Limited Partnership Interest (B)                                            9,049 int.      1/1/01           7,746           9,948
----------------------------------------------------------------------------------------------------------------------------------

ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural medicines and nutritional supplements.

13% Senior Subordinated Note due 2004 (B)                               $      843,750     9/17/02         714,590         590,625
Limited Partnership Interest (B)                                            0.70% int.     3/30/00         281,250          28,125
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                          253 shs.     3/30/00         135,000               3
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,130,840         618,753
----------------------------------------------------------------------------------------------------------------------------------

EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control center systems

Senior Secured Tranche A Floating Rate Note due 2005                    $      487,150      3/2/98         487,150         316,648
8.85% Senior Secured Tranche A Note due 2005                            $      487,150      3/2/98         487,150         316,648
11.75% Senior Secured Tranche B Note due 2006                           $      350,000      3/2/98         321,018         227,500
Senior Secured Floating Rate Revolving Credit Facility due 2005         $      492,121      3/2/98         492,121         319,879
Common Stock (B)                                                           13,524 shs.     2/11/98          47,691           4,769
Limited Partnership Interest of CM Equity Partners (B)                     63,525 int.     2/11/98          63,627           6,363
Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                                       17,391 shs.      3/2/98          56,000             174
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,954,757       1,191,981
----------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A)continued                        or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
EVOLVE SOFTWARE, INC.
A provider of software for automating professional services organizations.

Common Stock (B)                                                                1 shs.     4/20/01    $        185    $          4
----------------------------------------------------------------------------------------------------------------------------------

EXAMINATION MANAGEMENT SERVICES, INC.
A national full-service evidence provider to the insurance industry and a provider of occupational health testing.

12% Senior Subordinated Note due 2007                                   $    1,116,867     3/16/99       1,055,646         584,806
Limited Partnership Interest (B)                                            2.79% int.      3/2/99       1,133,133         679,880
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                       40,888 shs.     3/16/99          93,072             409
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,281,851       1,265,095
----------------------------------------------------------------------------------------------------------------------------------

FAIRMARKET, INC.
A developer and deliverer of e-business selling and marketing solutions for retailers, distributors, and manufacturers.

Common Stock (B)                                                               54 shs.     4/20/01              92              78
----------------------------------------------------------------------------------------------------------------------------------

FASTENERS FOR RETAIL, INC.
A designer and marketer of low-cost fasteners for point of purchase displays and signage in retail environments.

12.5% Senior Subordinated Note due 2007                                 $    1,932,000    12/22/99       1,748,324       1,970,640
Class B Common Stock (B)                                                      318 shs.    12/22/99         318,000         560,609
Warrant, exercisable until 2007, to purchase
  common stock at $.02 per share (B)                                          312 shs.    12/22/99         245,034         549,356
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,311,358       3,080,605
----------------------------------------------------------------------------------------------------------------------------------

G C-SUN HOLDINGS, L.P.
A value-added national distributor of maintenance, repair and operating supplies such as fasteners, electrical components and tools.

12% Senior Subordinated Note due 2008 (B)                               $      920,000      3/2/00         774,285         690,000
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                          469 shs.      3/2/00         185,220               5
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           959,505         690,005
----------------------------------------------------------------------------------------------------------------------------------

GRAND EXPEDITIONS, INC.
A luxury travel tour operation provider

Preferred Stock (B)                                                        11,250 shs.     6/21/01         591,600         450,000
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                      149,529 shs.     6/21/01         533,400           1,495
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,125,000         451,495
----------------------------------------------------------------------------------------------------------------------------------

HAMILTON FUNERAL SERVICES CENTERS, INC.
The largest privately held owner and operator of funeral homes in the United States.

16.5% Senior Subordinated Note due 2007 (B)                             $    2,208,026           *       2,147,182         220,803
Warrant, exercisable until 2007, to purchase
  common stock at $1 per share (B)                                        196,421 shs.           *          28,131            --
----------------------------------------------------------------------------------------------------------------------------------
*1/25/99 and 7/16/99.                                                                                    2,175,313         220,803
----------------------------------------------------------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A)continued                        or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.

Series A Preferred Units (B)                                                0.31% int.     7/21/94    $    100,002    $     37,500
----------------------------------------------------------------------------------------------------------------------------------

HUSSEY SEATING COMPANY
A manufacturer of spectator seating products

Senior Secured Floating Rate Revolving Note due 2006                    $      363,053     6/12/96         363,053         335,764
Senior Secured Floating Rate Note due 2006                              $      466,875           *         466,875         431,782
Preferred Stock                                                             6,750 shs.      8/3/01         611,605         458,703
Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                                        2,860 shs.          **         112,500              29
----------------------------------------------------------------------------------------------------------------------------------
*6/12/96 and 8/3/01.                                                                                     1,554,033       1,226,278
----------------------------------------------------------------------------------------------------------------------------------
**6/12/96 and 1/19/00.
----------------------------------------------------------------------------------------------------------------------------------

IBEAM BROADCASTING CORPORATION
A provider of an Internet broadcast network that delivers streaming media with viewing and listening quality.

Common Stock (B)                                                               12 shs.     4/20/01             594            --
----------------------------------------------------------------------------------------------------------------------------------

INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network systems for the industrial and office environments.

11% Senior Secured Note due 2007                                        $      947,438      6/1/00         947,438         914,007
Common Stock (B)                                                              130 shs.      6/1/00         149,500         112,125
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,096,938       1,026,132
----------------------------------------------------------------------------------------------------------------------------------

JACKSON PRODUCTS, INC.
A manufacturer and distributor of a variety of industrial and highway safety products.

Common Stock (B)                                                              113 shs.     8/16/95          11,311          27,429
Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                                          521 shs.     8/16/95          52,052         126,160
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            63,363         153,589
----------------------------------------------------------------------------------------------------------------------------------

JASON, INC.
A diversified manufacturing company serving various industrial markets.

13% Senior Subordinated Note due 2008                                   $      510,187      8/4/00         459,839         496,413
14% Cumulative Redeemable Preferred Stock Series A (B)                        153 shs.      8/4/00         153,119         147,209
Limited Partnership Interest of Saw Mill Capital Fund II L.P. (B)           1.33% int.      8/3/00         469,327         351,995
Warrants, exercisable until 2008 and 2009, to purchase
  common stock at $.01 per share (B)                                       26,931 shs.      8/4/00          61,101             269
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,143,386         995,886
----------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A)continued                        or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and notions to consumers.

Senior Secured Floating Rate Revolving Note due 2005                    $       52,418     6/16/00    $     52,418    $     52,122
Senior Secured Floating Rate Tranche A Note due 2007                    $      613,293     6/16/00         613,293         604,451
12% Senior Secured Tranche B Note due 2008                              $      314,509     6/16/00         293,862         322,194
Limited Partnership Interest of
  Riverside XVI Holding Company L.P. (B)                                    3.02% int.     6/12/00         190,547         169,957
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                          633 shs.     6/12/00          26,209               6
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,176,329       1,148,730
----------------------------------------------------------------------------------------------------------------------------------

KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals, lubricants, and residual fuels.

12.5% Senior Subordinated Note due 2009                                 $      962,170     4/30/01         962,170         986,294
Preferred Stock (B)                                                           163 shs.     4/30/01         163,000         146,700
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                          142 shs.     4/30/01               7               1
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,125,177       1,132,995
----------------------------------------------------------------------------------------------------------------------------------

LANCASTER LABORATORIES, INC.
One of the largest laboratory testing operations in the United States.

12% Senior Subordinated Note due 2007                                   $      883,929     9/25/00         737,581         886,788
Common Stock (B)                                                          241,071 shs.     9/25/00         241,071         216,964
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                      214,668 shs.     9/25/00         184,420           2,147
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,163,072       1,105,899
----------------------------------------------------------------------------------------------------------------------------------

LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external accessories for new and used sport utility vehicles, trucks and vans.

12.5% Senior Subordinated Note due 2006                                 $    2,036,000           *       1,812,206       2,029,656
Common Stock (B)                                                           30,571 shs.           *         213,998          26,902
Warrant, exercisable until 2006, to purchase
  common stock at $.11 per share (B)                                       57,402 shs.           *         318,838          45,462
----------------------------------------------------------------------------------------------------------------------------------
*12/23/98 and 1/28/99.                                                                                   2,345,042       2,102,020
----------------------------------------------------------------------------------------------------------------------------------

MOSS, INC.
A manufacturer and distributor of large display and exhibit structures.

Senior Secured Floating Rate Revolving Note due 2005                    $      105,710     9/21/00         105,710          73,996
Senior Secured Floating Rate Tranche A Note due 2007                    $      768,800     9/21/00         768,800         538,160
12% Senior Secured Tranche B Note due 2008                              $      240,250     9/21/00         221,406         168,175
Limited Partnership Interest of
  Riverside Capital Appreciation Fund I L.P. (B)                            3.56% int.           *         178,060          44,515
Warrant, exercisable until 2008, to purchase
  common stock at $100 per share (B)                                          264 shs.     9/21/00          23,064               3
----------------------------------------------------------------------------------------------------------------------------------
*9/20/00 and 5/23/02.                                                                                    1,297,040         824,849
----------------------------------------------------------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A)continued                        or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
MUSTANG VENTURES COMPANY
A natural gas gathering and processing operation located in Oklahoma and Texas.

11.5% Subordinated Note due 2011                                        $      300,000    12/11/02    $    245,498    $    302,563
8.5% Redeemable Preferred Stock (B)                                        82,500 shs.    12/11/02         586,634         565,695
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                        9,752 shs.    12/11/02         293,050              98
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,125,182         868,356
----------------------------------------------------------------------------------------------------------------------------------

NPC, INC.
A manufacturer of flexible connectors and equipment used in the installation of sewers and storm drain pipelines.

Senior Secured Floating Rate Revolving Note due 2006                    $      187,753     6/25/99         187,753         180,796
Senior Secured Floating Rate Note due 2006                              $    1,403,390     6/25/99       1,403,348       1,349,239
12% Senior Secured Tranche B Note due 2007                              $      559,322     6/25/99         502,346         545,847
Limited Partnership Interest of Riverside XIII
  Holding Company L.P. (B)                                                  2.00% int.     6/11/99         169,644         126,536
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                          115 shs.     6/25/99          81,356               1
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,344,447       2,202,419
----------------------------------------------------------------------------------------------------------------------------------

NYLONCRAFT, INC.
A supplier of engineered plastic components for the automotive industry.

9% Senior Secured Note due 2009                                         $      464,286     1/28/02         464,286         470,418
11.5% Senior Subordinated Note due 2012                                 $      857,143     1/28/02         769,263         860,832
Common Stock (B)                                                          178,571 shs.     1/28/02         178,571         160,714
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                      138,928 shs.     1/28/02          92,597           1,389
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,504,717       1,493,353
----------------------------------------------------------------------------------------------------------------------------------

OLYMPIC SALES, INC.
An operator of boat dealerships in Washington state, Wisconsin, Minnesota, and British Columbia.

12% Senior Subordinated Note due 2006                                   $    1,387,000      8/7/98       1,290,640       1,109,600
12% Senior Subordinated Note due 2008                                   $      244,154      2/9/00         221,377         195,323
Limited Partnership Interest of Riverside VIII and VIII-A
  Holding Company L.P. (B)                                                  6.80% int.           *         724,276         361,262
Warrants, exercisable until 2007 and 2008, to purchase
  common stock at $.01 per share (B)                                       15,166 shs.          **         206,041             152
----------------------------------------------------------------------------------------------------------------------------------
*8/7/98, 2/23/99 and 12/22/99.                                                                           2,442,334       1,666,337
----------------------------------------------------------------------------------------------------------------------------------
**8/7/98 and 2/29/00.
----------------------------------------------------------------------------------------------------------------------------------

PACIFIC COAST FEATHER COMPANY
A manufacturer and marketer of natural fill and synthetic fill bed pillows and comforters.

15.5% Senior Subordinated Note due 2004                                 $    1,166,667     6/27/97       1,166,667       1,201,037
----------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A)continued                        or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care and food packaging markets.

12% Senior Subordinated Note due 2008                                   $    1,125,000    12/19/00    $  1,006,898    $  1,139,397
Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                            1.28% int.    12/21/00         140,625         112,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,147,523       1,251,897
----------------------------------------------------------------------------------------------------------------------------------

PGT INDUSTRIES, INC.
A manufacturer of residential windows and patio doors and a provider of custom patio rooms and porch enclosures.

12.% Senior Subordinated Note due 2009                                  $    1,035,000     1/29/01         916,178       1,076,400
Common Stock (B)                                                               61 shs.     1/29/01          61,000          90,427
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                          171 shs.     1/29/01         139,327         253,742
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,116,505       1,420,569
----------------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICAL BUYERS, INC.
A group purchasing organization which specializes in arranging and negotiating contracts for the purchase of pharmaceutical goods and medical equipment

10.5% Senior Secured Note due 2005                                      $       86,384    11/30/95          86,384          88,127
10.5% Senior Secured Convertible Note due 2005,
  convertible into common stock at $50,000 per share                    $       97,500    11/30/95          97,500         140,127
Common Stock                                                                    3 shs.    11/30/95         169,000         220,801
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           352,884         449,055
----------------------------------------------------------------------------------------------------------------------------------

P H I HOLDING COMPANY
A retailer of mid-priced gift items, home and garden decor, accessories and other similar consumer products.

12.5% Senior Subordinated Note due 2010                                 $    1,125,000    10/25/02       1,013,703       1,103,224
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                          186 shs.    10/25/02         112,500               2
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,126,203       1,103,226
----------------------------------------------------------------------------------------------------------------------------------

PLASSEIN PACKAGING CORPORATION
A manufacturer of flexible packaging products

13% Senior Subordinated Note due 2007 (B)                               $      404,263     8/15/00         352,052         323,410
15% Junior Subordinated Note due 2008 (B)                               $       38,939    11/14/01          38,125           3,894
12% Junior Subordinated Note due 2008 (B)                               $      348,833     8/15/00         243,054          34,883
Convertible Preferred Stock, convertible into
  common stock at $1 per share (B)                                        152,606 shs.     8/15/00         152,606          15,261
Common Stock (B)                                                          236,627 shs.     8/15/00         153,293          15,329
Warrants, exercisable until 2007 and 2008, to purchase
  common stock at $.01 per share (B)                                      255,569 shs.           *          50,739            --
----------------------------------------------------------------------------------------------------------------------------------
*8/15/00 and 11/14/01.                                                                                     989,869         392,777
----------------------------------------------------------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A)continued                        or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC.
A leading manufacturer of polypropylene twine for the hay bailing marketplace.

8% Senior Subordinated Note due 2010                                    $      393,750     9/27/02    $    393,736    $    354,375
Preferred Series A Stock (B)                                                  563 shs.     9/27/02         507,664         126,916
Preferred Series B Stock (B)                                                  127 shs.     9/27/02         123,289          30,822
Common Stock (B)                                                           84,375 shs.      3/1/00          42,188            --
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                    3,901,711 shs.           *          58,123            --
----------------------------------------------------------------------------------------------------------------------------------
*3/1/00 and 9/27/02.                                                                                     1,125,000         512,113
----------------------------------------------------------------------------------------------------------------------------------

PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid valves and controls

Senior Secured Floating Rate Revolving Credit Facility due 2003         $      448,250     7/22/96         448,250         381,013
Senior Secured Floating Rate Term Note due 2003                         $      766,100     7/22/96         766,100         651,185
12% Senior Secured Term Note due 2004                                   $      244,500     7/22/96         232,245         207,825
8% Preferred Stock                                                            187 shs.     7/22/96         115,982            --
Common Stock (B)                                                              299 shs.     7/22/96          14,489            --
Warrant, exercisable until 2004, to purchase
  common stock at $.01 per share (B)                                          162 shs.     7/22/96          49,000            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,626,066       1,240,023
----------------------------------------------------------------------------------------------------------------------------------

PREMIUM FOODS GROUP, INC.
A manufacturer and distributor of branded meat products

12% Senior Subordinated Note due 2008                                   $      948,000     8/29/00         800,017         976,440
Limited Partnership Interest of MHD Holdings LLC (B)                        0.69% int.     8/29/00         427,000         384,300
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                        3,683 shs.     8/29/00         169,867              36
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,396,884       1,360,776
----------------------------------------------------------------------------------------------------------------------------------

PROCESS CHEMICALS LLC
A specialty chemical company that manufactures processed chemicals for the fertilizer, asphalt and concrete industries.

6% Redeemable Preferred Membership Interests                                1,262 int.           *       1,390,495       1,358,513
Common Membership Interests                                                 4,932 int.           *          30,059          19,403
----------------------------------------------------------------------------------------------------------------------------------
*7/31/97 and 1/4/99.                                                                                     1,420,554       1,377,916
----------------------------------------------------------------------------------------------------------------------------------

PROGRESSIVE SOFTWARE HOLDINGS, INC.
A designer and manufacturer of point-of-sale monitors and keyboards used by retailers and restaurants.

Common Stock (B)                                                          364,973 shs.      7/9/02       1,749,998           6,570
----------------------------------------------------------------------------------------------------------------------------------

PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products, related breeding and healthcare products and specialty genetics sold to the dairy and beef industries

9.8% Redeemable Exchangeable Preferred Stock (B)                              332 shs.     8/12/94          33,217          16,608
Common Stock (B)                                                              867 shs.           *          42,365            --
----------------------------------------------------------------------------------------------------------------------------------
*11/14/01 and 8/12/94.                                                                                      75,582          16,608
----------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A)continued                        or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
PW EAGLE, INC. - O.T.C.
An extruder of small and medium diameter plastic pipe and tubing in the United States.

14% Senior Subordinated Note due 2007                                   $    1,813,877     9/16/99    $  1,811,609    $  1,797,983
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                      101,505 shs.     9/16/99               1         410,182
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,811,610       2,208,165
----------------------------------------------------------------------------------------------------------------------------------

RK POLYMERS LLC
A producer of styrenic block copolymers and highly engineered synthetic elastomers.

13% Senior Subordinated Note due 2011                                   $    1,125,000     2/28/01       1,016,222       1,144,812
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                          122 shs.     2/28/01         108,778               1
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,125,000       1,144,813
----------------------------------------------------------------------------------------------------------------------------------

SABEX 2002, INC.
A Canadian specialty pharmaceutical company which manufactures and distributes generic injectable drugs and eye products.

12% Senior Subordinated Note due 2009                                   $    1,125,000     4/19/02       1,056,584       1,148,530
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                       27,046 shs.     4/19/02          73,086             270
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,129,670       1,148,800
----------------------------------------------------------------------------------------------------------------------------------

SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the wood working industry.

Senior Secured Floating Rate Tranche A Note due 2007                    $    1,265,257      6/2/99       1,265,257       1,265,257
12% Senior Secured Tranche B Note due 2007                              $      646,089      6/2/99         646,089         652,550
Class B Common Stock (B)                                                      846 shs.      6/2/99         146,456          89,608
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,057,802       2,007,415
----------------------------------------------------------------------------------------------------------------------------------

SELIG ACQUISITION CORPORATION
A manufacturer of container sealing materials for bottles used in consumer products.

12% Senior Subordinated Note due 2009                                   $    1,125,000     6/13/02       1,033,632       1,132,633
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                        1,064 shs.     6/13/02          96,365              11
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,129,997       1,132,644
----------------------------------------------------------------------------------------------------------------------------------

SHELTER ACQUISITION, INC.
A distributor of roofing supplies and products throughout the Midwest.

12.5% Senior Subordinated Note due 2008                                 $      803,571      8/1/02         693,896         803,571
Common Stock (B)                                                          321,429 shs.      8/1/02         321,429         289,286
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                      139,470 shs.      8/1/02         114,589           1,395
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,129,914       1,094,252
----------------------------------------------------------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A)continued                        or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded polyethylene containers.

12.25% Senior Subordinated Note due 2007                                $    2,250,000     12/6/99    $  2,043,548    $  2,275,705
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                          369 shs.     12/6/99         306,818               4
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,350,366       2,275,709
----------------------------------------------------------------------------------------------------------------------------------

SPECTAGUARD ACQUISITION LLC
The tenth largest provider of security officers in the United States.

14% Senior Subordinated Note due 2008                                   $    1,088,798      3/1/00       1,070,170       1,129,676
Preferred LLC Interests (B)                                                    69 int.      3/1/00          69,270          65,342
Common LLC Interests (B)                                                   33,393 int.      3/1/00           4,948           4,453
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                      134,925 shs.      3/1/00          18,890           1,349
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,163,278       1,200,820
----------------------------------------------------------------------------------------------------------------------------------

STAR INTERNATIONAL, INC.
A manufacturer of commercial cooking appliances

11% Senior Secured Note due 2004                                        $      760,550     1/25/00         741,729         758,561
9.65% Senior Secured Note due 2004                                      $      117,313     5/27/94         117,313         115,954
10.5% Subordinated Note due 2004                                        $      179,104     5/27/94         179,104         175,196
Common Stock (B)                                                            1,077 shs.     5/27/94          64,904          88,639
Warrant, exercisable until 2004, to purchase
  common stock at $.01 per share (B)                                        1,271 shs.           *          57,243         104,587
----------------------------------------------------------------------------------------------------------------------------------
*5/27/94 and 1/25/00.                                                                                    1,160,293       1,242,937
----------------------------------------------------------------------------------------------------------------------------------

STRATEGIC EQUIPMENT & SUPPLY CORP., INC.
A provider of kitchen and restaurant design, equipment fabrication and installation services.

12% Senior Subordinated Note due 2008                                   $    2,250,000     1/14/00       1,958,704       2,101,403
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                       61,862 shs.     1/14/00         382,501             619
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,341,205       2,102,022
----------------------------------------------------------------------------------------------------------------------------------

THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products

12.5% Senior Subordinated Note due 2007                                 $    1,356,000      2/5/98       1,240,771       1,369,560
Common Stock (B)                                                              315 shs.      2/4/98         315,000         283,500
Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                                          222 shs.      2/5/98         184,416               2
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,740,187       1,653,062
----------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A)continued                        or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
THERMA-TRU CORPORATION
A manufacturer of residential exterior entry door systems

12.25% Senior Subordinated Note due 2009                                $      654,000      5/9/00    $    528,721    $    673,620
Limited Partnership Interest of KT Holding Company L.P. (B)                 0.27% int.      5/5/00         409,365         368,429
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                          391 shs.      5/9/00         152,055          38,666
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,090,141       1,080,715
----------------------------------------------------------------------------------------------------------------------------------

TIDEWATER HOLDINGS, INC.
An operator of a barge transportation line on the Columbia/Snake River system.

17% Preferred Stock (B)                                                       280 shs.    12/23/02         280,000         266,000
Convertible Preferred Stock, convertible into
  common stock at $1,000 per share (B)                                        560 shs.     7/25/96         560,000         448,000
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                          237 shs.     7/25/96          24,103         189,504
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           864,103         903,504
----------------------------------------------------------------------------------------------------------------------------------

TINNERMAN-PALNUT ENGINEERED COMPONENTS
A manufacturer of precision engineered metal and plastic fasteners and assembly components.

12.75% Senior Subordinated Note due 2008                                $      992,647     12/6/01         992,647         999,198
Membership Interests                                                      132,353 int.     12/6/01         132,353         119,118
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,125,000       1,118,316
----------------------------------------------------------------------------------------------------------------------------------

TRONAIR, INC.
A designer, engineer and manufacturer of ground support equipment for the business, commuter and commercial aviation markets.

10.5% Senior Secured Term Note due 2008                                 $    1,353,750     1/20/00       1,353,750       1,306,086
12% Senior Subordinated Note due 2010                                   $      758,100     1/20/00         712,527         701,225
Common Stock (B)                                                          129,960 shs.     1/20/00         129,960         103,968
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                      148,912 shs.     1/20/00          56,316           1,489
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,252,553       2,112,768
----------------------------------------------------------------------------------------------------------------------------------

TRUSEAL TECHNOLOGIES, INC.
A manufacturer of sealant systems for the North American window and door market.

12.25% Senior Subordinated Note due 2006                                $    1,338,000     6/23/97       1,249,604       1,338,000
Limited Partnership Interest (B)                                            5.02% int.     6/17/97         412,300         371,070
Warrant, exercisable until 2006, to purchase
  limited partnership interests at $.01 per unit (B)                          630 uts.     6/23/97         188,536          26,360
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,850,440       1,735,430
----------------------------------------------------------------------------------------------------------------------------------

TVI, INC.
A retailer of used clothing in the United States, Canada and Australia.

15.971% Senior Subordinated Note due 2008                               $    1,069,925      5/2/00       1,032,018       1,056,560
Common Stock (B)                                                          187,500 shs.      5/2/00         187,500         131,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,219,518       1,187,810
----------------------------------------------------------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES: (A)continued                        or Principal Amount     Date          Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------------------
US AIRWAYS GROUP, INC. - N.Y.S.E.
A domestic and international airline

10.8% Series A Secured Loan Certificates due 2003 (B)                   $      115,093     6/29/94    $    111,628    $     57,547
----------------------------------------------------------------------------------------------------------------------------------

USFLOW CORPORATION
A distributor of industrial pipes, valves and fittings

12.5% Senior Subordinated Note due 2007 (B)                             $    1,834,000    12/14/99       1,637,654         733,600
Class B Common Stock (B)                                                      352 shs.    12/14/99         351,600            --
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                          299 shs.    12/14/99         244,533            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,233,787         733,600
----------------------------------------------------------------------------------------------------------------------------------

VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.

Series A Preferred Units (B)                                                0.04% int.     12/2/96               1               2
----------------------------------------------------------------------------------------------------------------------------------

VITEX PACKAGING, INC.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.

12% Senior Subordinated Note due 2008                                   $    1,082,787    12/18/00       1,008,519       1,139,628
Limited Partnership Interest of Riverside VI
  Holding Company L.P. (B)                                                  2.73% int.           *         198,562         158,847
Limited Partnership Interest of Riverside
  Capital Appreciation Fund II LP(B)                                        0.84% int.    12/18/00          42,213          33,770
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                          160 shs.          **         123,166               2
----------------------------------------------------------------------------------------------------------------------------------
*12/30/97 and 9/9/99.                                                                                    1,372,460       1,332,247
----------------------------------------------------------------------------------------------------------------------------------
**1/2/98 and 12/18/00.
----------------------------------------------------------------------------------------------------------------------------------

WASHINGTON INVENTORY SERVICES, INC.
A provider of physical inventory taking and other related services to retailers.

12.5% Senior Subordinated Note due 2008                                 $      871,878     11/3/00         850,135         864,845
Senior Preferred Stock (B)                                                  2,484 shs.     11/1/00         248,379         227,484
Class B Common Stock (B)                                                    4,743 shs.     11/1/00           4,743           4,269
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                        2,107 shs.     11/3/00          26,367              21
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,129,624       1,096,619
----------------------------------------------------------------------------------------------------------------------------------

WICOR AMERICAS, INC.
A manufacturer of cellulose based insulation products, systems and services for electrical transformer equipment manufacturers.

20% Senior Subordinated Secured Note due 2009                           $    1,203,317     11/9/01       1,202,759       1,176,776
----------------------------------------------------------------------------------------------------------------------------------
Total Private Placement Investments                                                                    101,804,159      84,695,240
==================================================================================================================================

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                        Interest        Due         Shares or
CORPORATE RESTRICTED SECURITIES:(A) continued             Rate          Date     Principal Amount       Cost          Fair Value
---------------------------------------------------------------------------------------------------------------------------------
RULE 144A SECURITIES - 5.19%: (A)
BONDS - 3.36%
The Brickman Group, Ltd.                                  11.750%     12/15/09     $    425,000     $    425,000     $    444,125
Cuddy International Corp. (B)                             10.750      12/01/07          205,065          202,001           20,507
Del Monte Corp.                                            8.625      12/15/12          200,000          200,000          204,000
Dex Media East LLC                                         9.875      11/15/09          425,000          425,000          456,875
Enserch Exploration, Inc.                                  7.540      01/02/09          677,408          677,408          709,354
Grant Prideco, Inc.                                        9.000      12/15/09           50,000           50,000           52,000
JohnsonDiversey, Inc.                                      9.625      05/15/12          200,000          200,000          210,000
RH Donnelley Fin Corp I                                    8.875      12/15/10          105,000          105,000          112,350
TCW Leveraged Income Trust, L.P.                           8.410      03/31/04        1,500,000        1,500,000          600,000
                                                                                   ------------     ------------     ------------
TOTAL BONDS                                                                        $  3,787,473        3,784,409        2,809,211
                                                                                   ============     ------------     ------------

CONVERTIBLE BONDS - 1.82%
Advanced Micro Devices, Inc.                               4.750%     02/01/22     $    250,000     $    198,724     $    155,625
Computer Associates Int'l., Inc.                           1.625      12/15/09           75,000           75,000           73,813
Cymer, Inc.                                                3.500      02/15/09          450,000          450,000          441,000
F E I Company                                              5.500      08/15/08          200,000          200,000          162,500
General Semiconductor, Inc.                                5.750      12/15/06           35,000           31,587           32,594
Hyperion Solutions Corp.                                   4.500      03/15/05          100,000          100,000           97,750
Invitrogen Corp.                                           2.250      12/15/06          225,000          225,000          189,844
Sanmina-SCI Corp. (B)                                      0.000      09/12/20          570,000          237,262          232,272
Triquint Semiconductor, Inc.                               4.000      03/01/07          120,000           89,836           92,852
Viropharma, Inc.                                           6.000      03/01/07          110,000           75,350           45,512
                                                                                   ------------     ------------     ------------
TOTAL CONVERTIBLE BONDS                                                            $  2,135,000        1,682,759        1,523,762
                                                                                   ============     ------------     ------------

WARRANTS - 0.01%
Winsloew Escrow Corp. (B)                                                                   700     $           7    $      7,000
                                                                                                    -------------    ------------
TOTAL WARRANTS                                                                                                  7           7,000
                                                                                                    -------------    ------------
TOTAL RULE 144A SECURITIES                                                                              5,467,175       4,339,973
                                                                                                    -------------    ------------
TOTAL CORPORATE RESTRICTED SECURITIES                                                               $ 107,271,334    $ 89,035,213
                                                                                                    =============    ============

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                        Interest        Due         Shares or
CORPORATE PUBLIC SECURITIES - 10.07%:(A)                  Rate          Date     Principal Amount       Cost          Fair Value
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 4.14%
Airplanes Pass Thru Trust                                  8.150%     03/15/19     $  1,399,350     $  1,398,114     $    104,951
G F S I, Inc.                                              9.625      03/01/07          125,000          105,874          100,000
Hexcel Corp.                                               9.750      01/15/09          340,000          340,000          287,300
Isle of Capri Casinos, Inc.                                9.000      03/15/12          400,000          400,000          415,000
Neff Corp.                                                10.250      06/01/08          120,000          118,813           31,800
Northwest Airlines Corp.                                   8.970      01/02/15          832,637          832,637          420,032
Numatics, Inc.                                             9.625      04/01/08          375,000          377,278          176,250
S P X Corporation                                          7.500      01/01/13          250,000          250,000          253,125
Sports Club Co.                                           11.375      03/15/06          400,000          388,000          360,000
United Refining Co.                                       10.750      06/15/07          980,000          980,000          744,800
Winsloew Escrow Corp.                                     12.750      08/15/07          700,000          684,033          567,000
                                                                                   ------------     ------------     ------------
Total Bonds                                                                        $  5,921,987        5,874,749        3,460,258
                                                                                   ============     ------------     ------------

COMMON STOCK - 3.11%
Computer Horizons Corp. (B)                                                               6,268     $     31,051     $     20,496
Convera Corp. (B)                                                                        21,050          771,153           61,887
DT Industries, Inc. (B)                                                                  89,438          584,046          233,433
EOS International, Inc. (B)                                                              39,375          438,156           16,538
Florist Transworld Delivery, Inc. (B)                                                     9,374           13,753          149,328
H C I Direct, Inc. (B)                                                                      500             --                  5
I T C/Deltacom, Inc. (B)                                                                 11,750          227,950           27,378
Proton Energy Systems, Inc. (B)                                                          14,000          177,078           42,000
Rent-Way, Inc. (B)                                                                       46,432          458,123          162,512
Surebeam Corp. (B)                                                                       20,277            8,754           81,921
Titan Corp. (B)                                                                          29,026           77,860          301,870
Transmontaigne, Inc. (B)                                                                277,771          909,179        1,288,858
Vina Technologies, Inc. (B)                                                                 143              422               28
W E C Company, Inc. (B)                                                                   5,567          750,000          149,994
Wellchoice, Inc. (B)                                                                      2,800           70,000           67,060
                                                                                                    ------------     ------------
TOTAL COMMON STOCK                                                                                     4,517,525        2,603,308
                                                                                                    ------------     ------------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                        Interest        Due         Shares or
CORPORATE PUBLIC SECURITIES:(A)                           Rate          Date     Principal Amount       Cost          Fair Value
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 2.82%
B E A Systems, Inc.                                        4.000%     12/15/06     $    400,000     $    291,500     $    362,000
Charter Communications, Inc.                               4.750      06/01/06          345,000          345,000           61,669
Commscope, Inc.                                            4.000      12/15/06           90,000           87,275           72,095
Corning, Inc. (B)                                          0.000      11/08/15          425,000          315,318          238,000
Cypress Semiconductor Corp.                                4.000      02/01/05          115,000          115,000           95,881
F E I Company                                              5.500      08/15/08          600,000          559,500          487,500
Hyperion Solutions Corp.                                   4.500      03/15/05           30,000           21,300           29,325
Mediacom Communications Corp.                              5.250      07/01/06          580,000          580,000          482,850
S C I Systems, Inc.                                        3.000      03/15/07          400,000          363,518          283,500
Sanmina-SCI Corp. (B)                                      0.000      09/12/20          595,000          212,687          242,463
                                                                                   ------------     ------------     ------------
TOTAL CONVERTIBLE BONDS                                                            $  3,580,000        2,891,098        2,355,283
                                                                                   ============     ------------     ------------
TOTAL CORPORATE PUBLIC SECURITIES                                                                   $ 13,283,372     $  8,418,849
                                                                                                    ============     ============

                                                        Interest        Due          Principal
SHORT-TERM SECURITIES:                                 Rate/Yield       Date          Amount            Cost         Market Value
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 9.28%
Bellsouth Corporation                                      1.320%     01/02/03     $  1,075,000     $  1,074,961     $  1,074,961
Carolina Power & Light Co.                                 1.700      01/15/03          275,000          274,818          274,818
Conagra Foods, Inc.                                        1.430      01/07/03          430,000          429,898          429,898
DaimlerChrysler NA Holding Corp.                           1.870      01/06/03        1,080,000        1,079,720        1,079,720
Dominion Resources, Inc.                                   1.640      01/23/03          751,000          750,247          750,247
Elsevier Finance S A                                       1.680      01/28/03        1,385,000        1,383,255        1,383,255
Kinder Morgan Energy Partners L.P.                         1.450      01/03/03        1,140,000        1,139,908        1,139,908
Safeway, Inc.                                              1.450      01/09/03        1,625,000        1,624,476        1,624,476
                                                                                   ------------     ------------     ------------
TOTAL SHORT-TERM SECURITIES                                                        $  7,761,000     $  7,757,283     $  7,757,283
                                                                                   ============     ------------     ------------


TOTAL INVESTMENTS                                         125.87%                                   $128,311,989      105,211,345
                                                                                                    ============     ------------
Other Assets                                                3.72                                                        3,106,714
Liabilities                                               (29.59)                                                     (24,731,396)
                                                          ------                                                     ------------
TOTAL NET ASSETS                                          100.00%                                                    $ 83,586,663
                                                          ======                                                     ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.

See Notes to Consolidated Financial Statements.

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

CORPORATE RESTRICTED SECURITIES:                                                    Fair Value
-----------------------------------------------------------------------------------------------
AUTOMOBILE - 6.19%
America's Body Co., Inc./LCP Holding Co.                                           $  1,575,000
LIH Investors, L.P.                                                                   2,102,020
Nyloncraft, Inc.                                                                      1,493,353
-----------------------------------------------------------------------------------------------
                                                                                      5,170,373
-----------------------------------------------------------------------------------------------

BEVERAGE, FOOD & TOBACCO - 2.38%
Beta Brands, Inc.                                                                       366,279
Cains Foods, L.P.                                                                        56,427
Del Monte Corp.                                                                         204,000
Premium Foods Group, Inc.                                                             1,360,776
-----------------------------------------------------------------------------------------------
                                                                                      1,987,482
-----------------------------------------------------------------------------------------------

BUILDINGS & REAL ESTATE - 11.66%
Adorn, Inc.                                                                           1,175,308
Eagle Window & Door Holdings Co.                                                      1,138,512
PGT Industries, Inc.                                                                  1,420,569
Shelter Acquisition, Inc.                                                             1,094,252
Strategic Equipment & Supply Corp., Inc.                                              2,102,022
Therma-Tru Corporation                                                                1,080,715
Truseal Technologies, Inc.                                                            1,735,430
-----------------------------------------------------------------------------------------------
                                                                                      9,746,808
-----------------------------------------------------------------------------------------------

CARGO TRANSPORT - 2.44%
Kenan-Advantage Transport Company                                                     1,132,995
Tidewater Holdings, Inc.                                                                903,504
-----------------------------------------------------------------------------------------------
                                                                                      2,036,499
-----------------------------------------------------------------------------------------------

CHEMICAL, PLASTICS & RUBBER - 3.14%
Contico International, Inc.                                                             100,842
Delstar Holdings Corp.                                                                      171
Process Chemicals LLC                                                                 1,377,916
RK Polymers LLC                                                                       1,144,813
-----------------------------------------------------------------------------------------------
                                                                                      2,623,742
-----------------------------------------------------------------------------------------------

CONSUMER PRODUCTS - 13.96%
Alpha Shirt Company                                                                   3,427,018
The Brickman Group, Ltd.                                                                444,125
Colibri Holdings Corporation                                                          1,109,799
Consumer Product Enterprises, Inc.                                                      275,057
Corvest Group, Inc.                                                                   2,082,368
Dexter Magnetics Technologies, Inc.                                                     842,386
G C-Sun Holdings, L.P.                                                                  690,005
Keepsake Quilting, Inc.                                                               1,148,730
The Tranzonic Companies                                                               1,653,062
-----------------------------------------------------------------------------------------------
                                                                                     11,672,550
-----------------------------------------------------------------------------------------------

CORPORATE RESTRICTED SECURITIES:                                                    Fair Value
-----------------------------------------------------------------------------------------------
CONTAINERS, PACKAGING & GLASS - 7.66%
C & K Financing Company LLC                                                        $     16,908
Capitol Specialty Plastics, Inc.                                                            201
Paradigm Packaging, Inc.                                                              1,251,897
Plassein Packaging Corporation                                                          392,777
Selig Acquisition Corporation                                                         1,132,644
Snyder Industries, Inc.                                                               2,275,709
Vitex Packaging, Inc.                                                                 1,332,247
-----------------------------------------------------------------------------------------------
                                                                                      6,402,383
-----------------------------------------------------------------------------------------------

DIVERSIFIED/CONGLOMERATE, MANUFACTURING - 16.41%
DT Industries, Inc.                                                                     200,000
Evans Consoles, Inc.                                                                  1,191,981
Highgate Capital LLC                                                                     37,500
Hussey Seating Company                                                                1,226,278
Jackson Products, Inc.                                                                  153,589
Jason, Inc.                                                                             995,886
NPC, Inc.                                                                             2,202,419
Pacific Coast Feather Company                                                         1,201,037
PW Eagle, Inc.                                                                        2,208,165
Safety Speed Cut Manufacturing Company, Inc.                                          2,007,415
Tinnerman-Palnut Engineered Components                                                1,118,316
Wicor Americas, Inc.                                                                  1,176,776
-----------------------------------------------------------------------------------------------
                                                                                     13,719,362
-----------------------------------------------------------------------------------------------

DIVERSIFIED /CONGLOMERATE, SERVICE - 8.43%
Diversco, Inc./DHI Holdings, Inc.                                                       556,826
Examination Management Services, Inc.                                                 1,265,095
Hamilton Funeral Services Centers, Inc.                                                 220,803
Lancaster Laboratories, Inc.                                                          1,105,899
Pharmaceutical Buyers, Inc.                                                             449,055
Sabex 2002, Inc.                                                                      1,148,800
SpectaGuard Acquisition LLC                                                           1,200,820
Washington Inventory Services, Inc.                                                   1,096,619
-----------------------------------------------------------------------------------------------
                                                                                      7,043,917
-----------------------------------------------------------------------------------------------

ELECTRONICS - 7.70%
Advanced Micro Devices, Inc.                                                            155,625
Computer Associates Int'l., Inc.                                                         73,813
Coining Corporation of America                                                        1,267,040
Directed Electronics, Inc.                                                            2,242,004
Evolve Software, Inc.                                                                         4
Fairmarket, Inc.                                                                             78
Hyperion Solutions Corp.                                                                 97,750
IBEAM Broadcasting Corporation                                                             --
Integration Technology Systems, Inc.                                                  1,026,132
Precision Dynamics, Inc.                                                              1,240,023
Progressive Software Holdings, Inc.                                                       6,570
Sanmina-SCI Corp.                                                                       232,272
Triquint Semiconductor, Inc.                                                             92,852
-----------------------------------------------------------------------------------------------
                                                                                      6,434,163
-----------------------------------------------------------------------------------------------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

CORPORATE RESTRICTED SECURITIES:                                                    Fair Value
-----------------------------------------------------------------------------------------------
FARMING & AGRICULTURE - 0.66%
Cuddy International Corp.                                                          $     20,507
Polymer Technologies, Inc./Poli-Twine Western, Inc.                                     512,113
Protein Genetics, Inc.                                                                   16,608
-----------------------------------------------------------------------------------------------
                                                                                        549,228
-----------------------------------------------------------------------------------------------

HEALTHCARE, EDUCATION & CHILDCARE - 3.39%
Beacon Medical Products, Inc.                                                         1,166,335
DHD Healthcare, Inc.                                                                  1,005,468
Enzymatic Therapy, Inc.                                                                 618,753
Viropharma, Inc.                                                                         45,512
-----------------------------------------------------------------------------------------------
                                                                                      2,836,068
-----------------------------------------------------------------------------------------------

HOME & OFFICE FURNISHINGS, HOUSEWARES,
AND DURABLE CONSUMER PRODUCTS - 6.41%
Fasteners for Retail, Inc.                                                            3,080,605
JohnsonDiversey, Inc.                                                                   210,000
Moss, Inc.                                                                              824,849
Star International, Inc.                                                              1,242,937
-----------------------------------------------------------------------------------------------
                                                                                      5,358,391
-----------------------------------------------------------------------------------------------

LEISURE, AMUSEMENT, ENTERTAINMENT - 2.54%
Adventure Entertainment Corporation                                                      10,353
Grand Expeditions, Inc.                                                                 451,495
Olympic Sales, Inc.                                                                   1,666,337
-----------------------------------------------------------------------------------------------
                                                                                      2,128,185
-----------------------------------------------------------------------------------------------

MACHINERY - 3.41%
Ames True Temper Group                                                                1,102,679
C & M Conveyor, Inc.                                                                  1,309,401
Cymer, Inc.                                                                             441,000
-----------------------------------------------------------------------------------------------
                                                                                      2,853,080
-----------------------------------------------------------------------------------------------

MINING, STEEL, IRON & NON PRECIOUS METALS - 0.09%
Better Minerals & Aggregates                                                             73,851
MISCELLANEOUS - 3.42%
CapeSuccess LLC                                                                           3,320
Dex Media East LLC                                                                      456,875
East River Ventures I, L.P.                                                               9,948
Enserch Exploration, Inc.                                                               709,354
General Semiconductor, Inc.                                                              32,594
Invitrogen Corp.                                                                        189,844
RH Donnelley Fin Corp I                                                                 112,350
TCW Leveraged Income Trust, L.P.                                                        600,000
USFlow Corporation                                                                      733,600
Victory Ventures LLC                                                                          2
Winsloew Escrow Corp.                                                                     7,000
-----------------------------------------------------------------------------------------------
                                                                                      2,854,887
-----------------------------------------------------------------------------------------------

CORPORATE RESTRICTED SECURITIES:                                                    Fair Value
-----------------------------------------------------------------------------------------------
OIL AND GAS - 1.10%
Chaparral Resources, Inc.                                                          $         37
Grant Prideco, Inc.                                                                      52,000
Mustang Ventures Company                                                                868,356
-----------------------------------------------------------------------------------------------
                                                                                        920,393
-----------------------------------------------------------------------------------------------

PERSONAL TRANSPORTATION - 2.60%
Tronair, Inc.                                                                         2,112,768
U.S. Airways Group, Inc.                                                                 57,547
-----------------------------------------------------------------------------------------------
                                                                                      2,170,315
-----------------------------------------------------------------------------------------------

RETAIL STORES - 2.74%
P H I Holding Company                                                                 1,103,226
TVI, Inc.                                                                             1,187,810
-----------------------------------------------------------------------------------------------
                                                                                      2,291,036
-----------------------------------------------------------------------------------------------

TECHNOLOGY - 0.19%
F E I Company                                                                           162,500
-----------------------------------------------------------------------------------------------
Total Corporate Restricted Securities - 106.52%                                    $ 89,035,213
===============================================================================================

                                              MASSMUTUAL PARTICIPATION INVESTORS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2002 AND 2001

1. HISTORY

MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

The Trust is a closed-end diversified management investment company. David L. Babson & Company Inc., ("Babson"), a majority owned subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally will include equity features.

On January 27, 1998, the Board of Trustees authorized the formation of a wholly owned subsidiary ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The results of MMPI Subsidiary Trust have been included in the accompanying consolidated financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

     A. Valuation of Investments:
     Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market. Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with openmarket sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

     The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust (the "Trustees"). Each restricted security is valued by the Trustees as of the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

     When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

     The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of Babson, the Trust's investment adviser. In making valuations, the Trustees will consider reports by Babson analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

     The financial statements include restricted securities valued at $89,035,213 (106.52% of net assets) as of December 31, 2002 ($92,135,256 at
     December 31, 2001) whose values have been determined by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of December 31, 2002, subject to discount where appropriate, and are approved by the Trustees.

     Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

MASSMUTUAL PARTICIPATION INVESTORS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2002 AND 2001

     B. Accounting for Investments:
     Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     The Trust has elected to accrue, for financial reporting purposes, certain premiums and discounts which are required to be accrued for federal income tax purposes.

     Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

     The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

     C. Use of Estimates:
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     D. Federal Income Taxes
     No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

     In 2002, the Trust reclassed ($10,411) from undistributed net investment income to additional paid-in-capital to more accurately portray the Trust's financial position. This reclass has no impact on the Trust's net asset value per share.

     E. Reclassifications:
     Certain amounts from prior years' financial statements have been reclassed to conform with current year presentation.

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEE

Under an investment advisory and administrative services contract with the Trust, Babson has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objective and policies of the Trust. Babson has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment policies of the Trust, to offer such securities also to the Trust and that it will use its best efforts to insure that such request is acceded to. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. Babson will also represent the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, Babson is obligated to provide administration of the day-to-day operations of the Trust and to provide the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

For its services under the investment advisory and administrative services contract, Babson is paid a quarterly advisory and administrative services fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis, provided that a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson, approve the valuation of the Trust's net assets as of such day.

4. SENIOR SECURED INDEBTEDNESS

     A. Note Payable
     On July 15, 1995, the Trust sold to MassMutual at par a $12,000,000 Senior Fixed Rate Convertible Note due July 15, 2002 (the "Note") which accrues at 6.93% through December 13, 2001. MassMutual, at it's option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion.

     In an agreement with MassMutual, the Note's maturity has been extended for an additional ten years and is due December 13, 2011. Interest will accrue at 5.80% per annum. For the years ended December 31, 2002 and 2001, the Trust incurred total interest expense on the Note of $696,377 and $825,197, respectively.

     B. Revolving Credit Agreement
     The Trust entered into a $15,000,000 senior secured, floating rate, Revolving Credit Agreement (the "Revolver") with Fleet National Bank (the "Agent Bank"), pursuant to a credit agreement dated May 29, 1997, with a maturity date of May 31, 2004.

     The Revolver bears interest at a variable per annum rate equal to the three-month Eurodollar rate plus a margin of .40% per annum or the most recent Federal Funds rate plus a margin of .50% per annum. Interest is paid to the Agent Bank as it becomes due. The Trust also incurs expense on the undrawn portion of the total Revolver at a rate of .185% per annum.

     As of December 31, 2002 and 2001, there were $10,500,000 in outstanding loans against the Revolver and the average blended rate of interest charged on the Revolver was 2.36% and 4.58%, respectively. For the year ended December 31, 2002, the Trust incurred total interest expense on the Revolver of $247,599, including $8,325 related to the undrawn portion. For the year ended December 31, 2001, the Trust incurred total interest expense on the Revolver of $510,310, including $8,302 related to the undrawn portion.

                                              MASSMUTUAL PARTICIPATION INVESTORS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2002 AND 2001

5. PURCHASES AND SALES OF INVESTMENTS

                                               For the Year      For the Year
                                             Ended 12/31/2002  Ended 12/31/2001
--------------------------------------------------------------------------------
                                                Cost of Investments Acquired
--------------------------------------------------------------------------------
Corporate restricted securities                $ 29,794,474      $ 15,098,213
Corporate public securities                       6,276,720         9,056,314
Short-term securities                           336,774,655       363,496,418

--------------------------------------------------------------------------------
                                             Proceeds from Sales or Maturities
--------------------------------------------------------------------------------
Corporate restricted securities                $ 30,660,900      $ 16,737,908
Corporate public securities                       7,805,572         9,398,317
Short-term securities                           334,091,239       366,679,200


The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of December 31, 2002. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of December 31, 2002 is $23,100,644 and consists of $7,480,683 appreciation and $30,581,327 depreciation.

The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of December 31, 2001. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of December 31, 2001 is $21,398,669 and consists of $7,338,865 appreciation and $28,737,534 depreciation.

6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS (UNAUDITED)

                                 Amount    Per Share      Amount    Per Share
--------------------------------------------------------------------------------
                                   March 31, 2002           March 31, 2001
--------------------------------------------------------------------------------
Investment income             $ 2,748,183              $ 2,870,905
Net investment income           2,199,580    $ 0.23      2,175,570    $ 0.23
Net realized and unrealized
  gain (loss) on investments    2,514,569      0.27     (1,599,595)    (0.17)

--------------------------------------------------------------------------------
                                   June 30, 2002            June 30, 2001
--------------------------------------------------------------------------------
Investment income               2,725,958                2,972,048
Net investment income           2,264,334      0.24      2,342,506      0.25
Net realized and unrealized
  loss on investments             (71,641)    (0.01)       (54,985)    (0.01)

--------------------------------------------------------------------------------
                                 September 30, 2002       September 30, 2001
--------------------------------------------------------------------------------
Investment income               2,557,607                2,763,604
Net investment income           2,055,368      0.22      2,173,263      0.23
Net realized and unrealized
  loss on investments          (4,682,946)    (0.50)    (4,514,061)    (0.48)

--------------------------------------------------------------------------------
                                  December 31, 2002        December 31, 2001
--------------------------------------------------------------------------------
Investment income               2,282,137                2,641,616
Net investment income           1,737,534      0.18      2,116,119      0.22
Net realized and unrealized
 (loss) gain on investments    (1,082,993)    (0.11)       391,177      0.05

7. CONTINGENCIES

The Trust, together with other investors including MassMutual, is a plaintiff in two lawsuits in connection with private placement investments made by the Trust in Sharp International Corporation ("Sharp"). Three managing shareholders of Sharp, which is currently being liquidated in Chapter 7 liquidation proceedings, have pleaded guilty to criminal fraud charges. Two separate civil lawsuits have been brought in New York state court in an attempt to recover damages for lost investment funds from Sharp's working capital lender and auditors. The Trust is unable to estimate any potential recovery from these lawsuits as of February 7, 2003.

MASSMUTUAL PARTICIPATION INVESTORS

INTERESTED TRUSTEES

NAME (AGE), ADDRESS,                        PRINCIPAL OCCUPATION                    SERVICE BEGAN/
POSITION WITH THE TRUST       DURING THE PAST FIVE YEARS/OTHER DIRECTORSHIPS HELD      TERM ENDS
--------------------------------------------------------------------------------------------------
Stuart H. Reese* (47)         Executive Vice President and Chief Investment            1999/2003
MassMutual Life Ins. Co.      Officer (since 1999) of MassMutual Director and
1295 State Street             CEO (since 2000) and President (2000-2001), of
Springfield, MA 01111         Babson Chief Executive Director (1997-1999) and
Trustee                       Senior Vice President (1993-1997), of MassMutual
Chairman (since 1999)         President (1993-1999), Chairman and Trustee
President (1993-1999)         (1999), of MML Series Investment Fund Director
                              (since 1995), MassMutual Corporate Value Partners
                              President (1994-1999), Chairman and Trustee (1999)
                              of MassMutual Institutional Funds Director (since
                              1993), MML Baystate Life Insurance Company
                              Advisory Board Member (since 1995), Kirtland
                              Capital Partners Advisory Board Member (since
                              1996), MassMutual High Yield Partners II Director
                              (since 1996), CM Assurance Company Director (since
                              1996), CM Benefit Insurance Company Director
                              (since 1996), CM Life Insurance Company Director
                              (since 1996), CM International, Inc. Chairman
                              (since 1999) and Director (since 1996), Antares
                              Capital Corporation Director (since 1996), Charter
                              Oak Capital Management, Inc. Director (since
                              1996), State House I Corporation President (since
                              1998), MassMutual/Darby CBO LLC Director (since
                              1999), MLDP Holdings Chairman (since 2000),
                              Cornerstone Real Estate Advisers Inc. Trustee,
                              Chairman (since 1999) and President (1993-1999),
                              MassMutual Corporate Investors (closed-end
                              investment company advised by Babson).

                              Number of portfolios in Fund Complex overseen: 41
--------------------------------------------------------------------------------------------------
Richard G. Dooley** (73)      Consultant (since 1993) and former Executive Vice        1988/2003
MassMutual Life Ins. Co.      President and Chief Investment Officer of
1295 State Street             MassMutual Director (since 1992), Kimco Realty
Springfield, MA 01111         Corp. (shopping center ownership and management)
Trustee                       Director (since 1993), Jeffries Group, Inc.
Vice-Chairman (since 1995)    (financial services holding company) Chairman
Chairman (1988-1995, 1999)    (1988-1995, 1999), Vice Chairman (1995-1999) and
                              Trustee, MML Series Investment Fund (open-end
                              investment company advised by the Insurance
                              Company) Chairman (1982- 1995, 1999), Vice
                              Chairman (since 1995) and Trustee (since 1974),
                              MassMutual Corporate Investors (closed-end
                              investment company advised by Babson).

                              Number of portfolios in Fund Complex overseen: 41




* Mr. Reese is an "interested person" of the Trust (as defined in the Investment Company Act of 1940, amended) because of his position as an Officer of the Trust and a Director and CEO of Babson.

** Mr. Dooley is an "interested person" of the Trust (as defined in the Investment Company Act of 1940, amended) because of his position as an Officer of the Trust and as a consultant to MassMutual.

                                              MASSMUTUAL PARTICIPATION INVESTORS

INDEPENDENT TRUSTEES

NAME (AGE), ADDRESS,                        PRINCIPAL OCCUPATION                    SERVICE BEGAN/
POSITION WITH THE TRUST       DURING THE PAST FIVE YEARS/OTHER DIRECTORSHIPS HELD      TERM ENDS
--------------------------------------------------------------------------------------------------
Donald E. Benson (72)         Executive Vice President and Director (since             1988/2004
MassMutual                    1992), Marquette Financial Companies (financial
Participation Investors       services) Partner (since 1996), Benson Family
1500 Main Street, Suite 1100  Limited Partnership No. 1 and Benson Family
Springfield, MA 01115         Limited Partnership No. 2 (investment
Trustee                       partnerships) Partner (since 1987), Benson,
                              Pinckney, Oates Partnership (building partnership)
                              Director (since 1997), National Mercantile Bancorp
                              (bank holding company) and Mercantile National
                              Bank Director, Mesaba Holdings, Inc. (commuter
                              airline) Trustee (since 1986), MassMutual
                              Corporate Investors (closed-end investment company
                              advised by Babson).

                              Number of portfolios in Fund Complex overseen: 2

--------------------------------------------------------------------------------------------------
Donald Glickman (69)          Chairman (since 1992), Donald Glickman and               1992/2004
MassMutual                    Company, Inc. (investment banking) Director (1988-
Participation Investors       2000), CalTex Industries, Inc. (manufacturer of
1500 Main Street, Suite 1100  windows) Director (since 1984), Monro Muffler
Springfield, MA 01115         Brake, Inc. (automobile repair service) Director
Trustee                       (since 1998), MSC Software, Inc., Chairman
                              (since1998), Elgar Electronics (manufacturer of
                              electronic power supplies) Director (since 2002),
                              Racal Instrument Group (manufacturer of electronic
                              test equipment) Director (since 2002), OAOT, Inc.
                              (ITC services) Director (since 1999), SDI, Inc.
                              (manufacturer of airbag initiations) Partner
                              (since 1992), J.F. Lehman & Co. (private
                              investments) Trustee (since 1992), MassMutual
                              Corporate Investors (closed-end investment company
                              advised by Babson).

                              Number of portfolios in Fund Complex overseen: 2

--------------------------------------------------------------------------------------------------
Martin T. Hart (67)           Private investor President and Director                  1991/2003
MassMutual                    (1983-2000), H Corporation Partner (1986-2000),
Participation Investors       Consolidated Nursery Properties (wholesale nursery
1500 Main Street, Suite 1100  and garden center) Director (since 1997), T-Netix
Springfield, MA 01115         Inc. (communications company) Director (since
Trustee                       1999), ValueClick Inc. (internet advertising
                              company) Director (since 2002), Spectranetics
                              Corporation (medical device company) Trustee
                              (since 1991), MassMutual Corporate Investors
                              (closed-end investment company advised by Babson).

                              Number of portfolios in Fund Complex overseen: 2

--------------------------------------------------------------------------------------------------
Steven A. Kandarian (50)      Executive Director (since 2001), Pension Benefit         2002/2005
MassMutual                    Guaranty Corp., (a federal pension agency)
Participation Investors       Managing Director (1993-2001), Orion Partners,
1500 Main Street, Suite 1100  L.P. (a private equity fund) Trustee (since 2002),
Springfield, MA 01115         The DLB Fund Group (open-end investment company
Trustee                       advised by Babson) Trustee (since 2002),
                              MassMutual Corporate Investors (a closed-end
                              investment company advised by Babson).

                              Number of portfolios in Fund Complex overseen: 13

--------------------------------------------------------------------------------------------------
Jack A. Laughery (68)         Chairman (1997-1998), President and Partner (since       1996/2005
MassMutual                    1996), Laughery Investments Chairman (1997-1998),
Participation Investors       Papa John's New England (food service) Director
1500 Main Street, Suite 1100  (since 1993), Papa John's International (food
Springfield, MA 01115         service companies) Director (since 1994), Houston
Trustee                       Pizza Venture LLC (pizza restaurant) Partner
                              (since 1987), Coastal Lodging (hotels) Part Owner
                              (since 1998), Rocky Mount Harley Davidson Partner
                              (since 1996), Papa John's Iowa Director (since
                              2001), Papa John's United (food service) Trustee
                              (since 1996), MassMutual Corporate Investors
                              (closed-end investment company advised by Babson).

                              Number of portfolios in Fund Complex overseen: 2

--------------------------------------------------------------------------------------------------
Corine T. Norgaard (65)       Dean (since 1996), Barney School of Business and         1998/2005
MassMutual                    Public Administration, University of Hartford
Participation Investors       Director (since 1997), The Advest Bank Trustee
1500 Main Street, Suite 1100  (since 1993), Aetna Series Fund (investment
Springfield, MA 01115         company) Director (since 1992), Aetna Variable
Trustee                       Series Fund Trustee (since 1998), MassMutual
                              Corporate Investors (a closed-end investment
                              company advised by Babson).

                              Number of portfolios in Fund Complex overseen: 2

MASSMUTUAL PARTICIPATION INVESTORS

OFFICERS OF THE TRUST

NAME (AGE), ADDRESS,                        PRINCIPAL OCCUPATION                    POSITION HELD
POSITION WITH THE TRUST                   DURING THE PAST FIVE YEARS               SINCE THIS DATE
--------------------------------------------------------------------------------------------------
Robert E. Joyal (58)          President (since 2001) and Managing Director                1999
MassMutual                    (2000-2001) of Babson Executive Director
Participation Investors       (1997-1999), Vice President and Managing Director
1500 Main Street, Suite 1100  (1987-1997) of MassMutual Director (since 1996),
Springfield, MA 01115         Antares Leverage Capital Corp. Director (since
President                     1999), MassMutual Corporate Value Partners Limited
                              Advisory Board Member (since 1996), MassMutual
                              High Yield Partners II, LLC President (since
                              1999), MassMutual Corporate Investors President
                              (since 1999), MassMutual Participation Investors.

--------------------------------------------------------------------------------------------------
Clifford M. Noreen (45)       Vice President (since 1993) of the Trust Managing           1993
MassMutual                    Director (since 2000) of Babson Managing Director
Participation Investors       (1996-1999), Vice President (1995-1996) of
1500 Main Street, Suite 1100  MassMutual Vice-President (since 1993), MassMutual
Springfield, MA 01115         Corporate Investors.
Vice President

--------------------------------------------------------------------------------------------------
Roger W. Crandall (38)        Vice President (since 2002) of the Trust Managing           2002
MassMutual                    Director (since 2000) of Babson Managing Director
Participation Investors       (1993-2000) of MassMutual Vice President (since
1500 Main Street, Suite 1100  2002), MassMutual Corporate Investors.
Springfield, MA 01115
Vice President

--------------------------------------------------------------------------------------------------
Stephen L. Kuhn (56)          Vice President and Secretary (since 1988) of the            1988
MassMutual                    Trust General Counsel and Clerk (since 2000) of
Participation Investors       Babson Senior Vice President and Deputy General
1500 Main Street, Suite 1100  Counsel (since 1999), Vice President and Deputy
Springfield, MA 01115         General Counsel (1998-1999), Vice President and
Vice President & Secretary    Associate General Counsel (1992-1998) of
                              MassMutual Vice President (since 1989) and
                              Secretary (since 1980), MassMutual Corporate
                              Investors.


                                              MASSMUTUAL PARTICIPATION INVESTORS
OFFICERS OF THE TRUST

NAME (AGE), ADDRESS,                        PRINCIPAL OCCUPATION                    POSITION HELD
POSITION WITH THE TRUST                   DURING THE PAST FIVE YEARS               SINCE THIS DATE
--------------------------------------------------------------------------------------------------
Charles C. McCobb, Jr. (59)   Chief Financial Officer (since 1998) and Vice         Vice President
MassMutual                    President (since 1997) of the Trust Managing           (since 1997)
Participation Investors       Director (since 2000) of Babson Managing Director
1500 Main Street, Suite 1100  (1997-1999) of MassMutual Managing Director and            CFO
Springfield, MA 01115         Vice President (1994-1997), Citicorp, Inc.             (since 1998)
Vice President &              (banking) Chief Financial Officer (since 1998) and
Chief Financial Officer       Vice President (since 1997), MassMutual Corporate
                              Investors.

--------------------------------------------------------------------------------------------------
Mark B. Ackerman (37)         Treasurer (since 1998), Comptroller (1997-1998)             1998
MassMutual                    and Associate Treasurer (1995-1998) of the Trust
Participation Investors       Managing Director (since 2000) of Babson
1500 Main Street, Suite 1100  Investment Director (1994-1999) of MassMutual
Springfield, MA 01115         Treasurer (since 1998), Comptroller (1997-1998)
Treasurer                     and Associate Treasurer (1995-1998), MassMutual
                              Corporate Investors.

--------------------------------------------------------------------------------------------------
John T. Davitt, Jr. (35)      Comptroller (since 2001) of the Trust Director              2001
MassMutual                    (since 2000) of Babson Associate Director
Participation Investors       (1997-1999) of MassMutual Comptroller (since
1500 Main Street, Suite 1100  2001), MassMutual Corporate Investors.
Springfield, MA 01115
Comptroller

               INDEPENDENT AUDITORS' REPORT
               ------------------------------------------

               To the Shareholders and the Board of Trustees of MassMutual Participation Investors

               We have audited the accompanying consolidated statements of assets and liabilities of MassMutual Participation Investors (the "Trust") as of December 31, 2002 and 2001 (including the consolidated schedule of investments as of December 31, 2002), and the related consolidated statements of operations, cash flows, changes in net assets for the two years then ended and the consolidated selected financial highlights for the four-year period ended December 31, 2002. These consolidated financial statements and consolidated selected financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated selected financial highlights based on our audits. The consolidated selected financial highlights for the year ended December 31, 1998 and for each of the years in the six-year period then ended were audited by other auditors, whose report, dated February 25, 1999 expressed an unqualified opinion on those consolidated selected financial highlights.

               We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated selected financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the consolidated financial statements and consolidated selected financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of December 31, 2002 and 2001, the results of its operations, cash flows, changes in net assets for the two years then ended, and the consolidated selected financial highlights for the four-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

               DELOITTE & TOUCHE LLP

               New York, New York
               February 7, 2003

                                              MASSMUTUAL PARTICIPATION INVESTORS



                              Members of the Board of Trustees (LEFT TO RIGHT):
                              Donald Glickman, Chairman, Donald Glickman &
                              Company, Inc., Steven A. Kandarian, Executive
     [PHOTOS]                 Director, Pension Benefit Guaranty Corp., Jack A.
                              Laughery, President and Partner, Laughery
                              Investments, Richard G. Dooley, Retired Executive Vice President and Chief Investment Officer, Massachusetts Mutual Life Insurance Company
--------------------------------------------------------------------------------

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
MassMutual Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan. The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by Shareholder Financial Services Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Participation Investors' Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver, CO 80217-3673.



Members of the Board of Trustees (LEFT TO RIGHT):
Stuart H. Reese, Executive Vice President and Chief
Investment Officer, Massachusetts Mutual Life
Insurance Company Corine T. Norgaard,* Dean, Barney               [PHOTOS]
School of Business and Public Administration,
University of Hartford, Martin T. Hart,* Private
Investor Donald E. Benson,* Executive Vice President and Director, Marquette Financial Companies,
*Member of Audit Committee

---------------------------------------------------------------------------------------------------------------
OFFICERS            Robert E. Joyal           Roger W. Crandall    Michael L. Klofas     Richard E. Spencer, II
Stuart H. Reese     President                 Vice President       Vice President        Vice President
Chairman
                    Charles C. McCobb, Jr.    Michael P. Hermsen   Richard C. Morrison   Mark B. Ackerman
Richard G. Dooley   Vice President and        Vice President       Vice President        Treasurer
Vice Chairman       Chief Financial Officer
                                              Mary Wilson Kibbe    Clifford M. Noreen    John T. Davitt, Jr.
                    Stephen L. Kuhn           Vice President       Vice President        Comptroller
                    Vice President and
                    Secretary

MASSMUTUAL PARTICIPATION INVESTORS                                        L4288A